--------------------------------------------------------------------------------
------
     President's Letter
Dear Shareholder:

The Walnut Street Funds is pleased to present you with our 1995 annual report. The economic environment of 1995 led to strong increases in equity prices in general, resulting in new highs on major stock indexes. Short-term yields sta-bilized during 1995 with an "easing" in the Federal Reserve Bank rate policy.

Investors continue to show confidence in money market funds, as industry-wide money market assets during 1995 grew by 26%. The Prime Reserve Fund experienced growth in assets of more than 75% during 1995, reaching assets of $156.9 mil-lion on December 31, 1995. The seven-day current yield for the Prime Reserve Fund was 5.19% on December 31, 1995, with an average maturity of 45 days.

Walnut Street Funds, Inc. and General American Investment Management Company, the Fund's investment adviser, remain committed to providing our shareholders with excellent service and professional investment management.

                                          Sincerely,

                                       /s/Rene C. Lorio

                                          Rene C. Lorio
                                          President
                                          The Walnut Street Funds, Inc.

  Yields will fluctuate with market conditions. Past performance is no guarantee of future returns. Investments in money market funds are not insured or guaranteed by the U.S. Government and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund is currently waiving certain fees. Had fees not been waived, the 7-day current yield would have been 5.11% and the total return would have been lower. The voluntary waiver of fees may be modified or terminated at any time, which would reduce the Fund's performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     WALNUT STREET PRIME RESERVE FUND
     Schedule of Investments

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

  PRINCIPAL                                                          VALUE
    AMOUNT                                                         (NOTE 2A)
  ---------                                                      --------------
              COMMERCIAL PAPER--89.99%
              AUTOMOBILES--2.30%
 $  1,640,000 Cooperative Assoc. of Tractor Dealers, 5.75%,
              1/17/96.........................................   $    1,635,809
    1,000,000 Cooperative Assoc. of Tractor Dealers, 5.88%,
              2/01/96.........................................          994,937
    1,000,000 Cooperative Assoc. of Tractor Dealers, 5.70%,
              3/25/96.........................................          986,700
                                                                 --------------
                                                                      3,617,446
                                                                 --------------
              BANKING & FINANCE--85.24%
      355,000 Alloman Funding Corp., 5.85%, 1/26/96...........          353,558
    3,435,000 Alloman Funding Corp., 5.75%, 2/09/96...........        3,413,603
      335,000 Alloman Funding Corp., 5.77%, 2/09/96...........          332,906
    1,000,000 Alloman Funding Corp., 5.85%, 2/09/96...........          993,663
    2,000,000 Anchor Funding, 5.83%, 1/12/96..................        1,996,437
    2,000,000 Anchor Funding, 6.00%, 1/29/96..................        1,990,667
    1,000,000 Anchor Funding, 5.90%, 2/01/96..................          994,919
    2,000,000 Anchor Funding, 5.95%, 2/08/96..................        1,987,439
    1,000,000 Banca CRT Financial, 5.55%, 3/27/96.............          986,741
    2,000,000 BOT Financial, 5.90%,
              1/16/96.........................................        1,995,083
    1,000,000 BOT Financial, 6.00%,
              1/16/96.........................................          997,500
    1,000,000 Broadway Capital, 5.98%, 1/22/96................          996,512
    3,500,000 Broadway Capital, 5.90%, 2/13/96................        3,475,335
      415,000 Broadway Capital, 5.70%, 2/20/96................          411,714
    2,500,000 Cargill Financial Service, 6.45%, 1/02/96.......        2,499,552
    2,000,000 Creative Capital, 5.85%, 1/10/96................        1,997,075

  PRINCIPAL                                                           VALUE
    AMOUNT                                                          (NOTE 2A)
  ---------                                                       -------------
 $    550,000 Creative Capital, 5.85%, 1/10/96..................  $     549,196
    3,000,000 Creative Capital, 6.00%, 2/07/96..................      2,981,500
    2,000,000 Creative Capital, 5.95%, 2/15/96..................      1,985,125
    1,410,000 Delaware Group Div., Inc., 5.75%, 2/08/96.........      1,401,442
    4,000,000 D.I.C. Americas, Inc., 6.02%, 1/16/96 (LOC:
              Mitsubishi Bank)..................................      3,989,967
    3,700,000 D.I.C. Americas, Inc., 6.05%, 1/26/96 (LOC: Fuji
              Bank).............................................      3,684,455
    2,000,000 D.I.C. Americas, Inc., 6.00%, 2/01/96 (LOC:
              Mitsubishi Bank)..................................      1,989,667
    3,000,000 Diamond Asset Funding, 6.05%, 1/31/96.............      2,984,875
    1,000,000 Diamond Asset Funding, 5.85%, 4/15/96.............        982,938
    3,000,000 Diamond Asset Funding, 5.95%, 5/15/96.............      2,933,063
    2,500,000 Dynamic Funding, 6.01%, 1/25/96...................      2,489,983
    1,500,000 Dynamic Funding, 6.05%, 1/25/96...................      1,493,950
    1,000,000 Dynamic Funding, 6.00%, 1/26/96...................        995,833
      500,000 Dynamic Funding, 6.00%, 2/23/96...................        495,583
    2,300,000 Dynamic Funding, 6.10%, 3/15/96...................      2,271,160
      900,000 Finova Capital Corp, 5.85%, 1/12/96...............        898,391
    2,000,000 Finova Capital Corp, 5.96%, 1/25/96...............      1,992,053
    1,000,000 Finova Capital Corp, 5.95%, 1/31/96...............        995,042
      225,000 Finova Capital Corp, 5.90%, 2/05/96...............        223,709
    1,500,000 Industrial Funding, 5.83%, 1/10/96................      1,497,814
    3,000,000 Industrial Funding, 5.95%, 2/13/96................      2,978,679
      881,000 Iris Partners, 6.00%, 2/09/96 (LOC: Sumitomo
              Bank).............................................        875,274

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     WALNUT STREET PRIME RESERVE FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

  PRINCIPAL                                                            VALUE
    AMOUNT                                                           (NOTE 2A)
  ---------                                                        -------------
              COMMERCIAL PAPER (CONTINUED)
              BANKING & FINANCE (CONTINUED)
 $  5,000,000 Jet Funding, 6.00%, 1/31/96.......................   $   4,975,000
    1,500,000 Jet Funding, 6.05%, 1/31/96.......................       1,492,438
    1,000,000 Jet Funding, 6.07%, 1/31/96.......................         994,942
    4,000,000 JV Receivables, 5.75%, 2/05/96....................       3,977,639
    2,500,000 Mitsubishi Motors, 6.03%, 1/19/96 (LOC:
              Norinchukin Bank).................................       2,492,463
    5,000,000 Oak Funding, 5.98%, 2/20/96.......................       4,958,472
      500,000 Orix America, 5.95%, 1/03/96 (LOC: Industrial Bank
              of Japan).........................................         499,835
    1,900,000 Orix America, 6.05%, 1/17/96 (LOC: Norinchukin
              Bank).............................................       1,894,891
    2,000,000 Orix America, 6.00%, 3/27/96 (LOC: Norinchukin
              Bank).............................................       1,971,333
    2,000,000 Orix America, 5.95%, 4/29/96 (LOC: Sanwa Bank)....       1,960,664
      550,000 Progress Funding, 5.92%,
              1/03/96...........................................         549,819
      350,000 Progress Funding, 5.92%,
              1/08/96...........................................         349,597
    1,950,000 Progress Funding, 6.00%,
              1/18/96...........................................       1,944,475
    2,000,000 Progress Funding, 6.02%,
              2/01/96...........................................       1,989,632
    1,000,000 Progress Funding, 5.70%,
              3/15/96...........................................         988,283
    3,800,000 Sanwa Business Credit Corp, 5.95%, 2/01/96........       3,780,530
    3,840,000 Sanwa Business Credit Corp, 5.90%, 2/29/96........       3,802,869
    1,275,000 Shinhan Bank, 5.82%, 2/09/96......................       1,266,961
    3,050,000 Shinhan Bank, 5.82%, 2/23/96......................       3,023,867

  PRINCIPAL                                                            VALUE
    AMOUNT                                                           (NOTE 2A)
  ---------                                                        -------------
 $    365,000 Sierra Funding, 5,90%, 1/16/96....................   $     364,103
      450,000 Sierra Funding, 6.00%, 1/31/96....................         447,750
    3,000,000 Sierra Funding, 6.00%, 2/29/96....................       2,970,500
    2,000,000 Sierra Funding, 5.50%, 6/17/96....................       1,948,667
    3,000,000 Stellar Corp., 6.02%, 1/16/96.....................       2,992,475
    1,000,000 Strait Capital Corp, 6.02%, 1/31/96...............         994,983
    1,850,000 Strategic Asset Funding, 6.00%, 1/04/96...........       1,849,075
      850,000 Strategic Asset Funding, 6.20%, 1/16/96...........         847,804
    1,650,000 Strategic Asset Funding, 5.95%, 2/29/96...........       1,633,910
    1,000,000 Strategic Asset Funding, 5.95%, 2/29/96...........         990,249
    2,450,000 Strategic Asset Funding, 5.52%, 4/30/96...........       2,404,920
    3,000,000 Tri-Lateral Capital, 5.93%, 1/11/96...............       2,995,058
    2,000,000 Tri-Lateral Capital, 6.05%, 1/19/96...............       1,993,950
    2,300,000 Tri-Lateral Capital, 6.00%, 1/25/96...............       2,290,800
                                                                   -------------
                                                                     133,750,357
                                                                   -------------
              CONGLOMERATES--1.49%
    1,250,000 Mitsui & Company USA, 5.75%, 1/26/96..............       1,245,009
    1,100,000 Mitsui & Company USA, 5.67%, 3/11/96..............       1,087,872
                                                                   -------------
                                                                       2,332,881
                                                                   -------------
              INDUSTRIAL GOODS & EQUIPMENT--0.96%
    1,500,000 AGA Capital, 6.00%, 1/02/96.......................       1,499,750
                                                                   -------------
              TOTAL COMMERCIAL PAPER (Cost $141,200,434)........     141,200,434
                                                                   -------------

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     WALNUT STREET PRIME RESERVE FUND
     Schedule of Investments (Continued)

     DECEMBER 31, 1995

--------------------------------------------------------------------------------

  PRINCIPAL                                                       VALUE
   AMOUNT                                                       (NOTE 2A)
  ---------                                                   -------------
             FLOATING RATE NOTES
             --6.37%
 $ 5,000,000 Federal Home Loan Mortgage Corporation, 5.90%,
             payable quarterly, resets daily, next coupon
             3/30/96 (a)...................................   $   4,997,563
   1,000,000 Student Loan Marketing Association Floating
             Rate Note, 5.27%, payable quarterly, resets
             Tuesdays, next coupon 2/02/96 (a).............         999,104
   2,000,000 Student Loan Marketing Association Floating
             Rate Note, 5.25%, payable quarterly, resets
             Tuesdays, next coupon 2/22/96 (a).............       2,000,000
   2,000,000 Student Loan Marketing Association Floating
             Rate Note, 5.26%, payable quarterly, resets
             Tuesdays, next coupon 3/20/96 (a).............       2,000,000
                                                              -------------
             TOTAL FLOATING RATE NOTES (Cost $9,996,667)...       9,996,667
                                                              -------------


  PRINCIPAL                                                       VALUE
   AMOUNT                                                       (NOTE 2A)
  ---------                                                    ------------
             TIME DEPOSITS--3.50%
 $ 1,000,000 Banco Espirito Santo, 5.875%, 2/05/96..........   $  1,000,000
   1,000,000 Banco Espirito Santo, 5.75%, 3/11/96...........      1,000,000
   1,000,000 Banco Espirito Santo, 5.9375%, 5/10/96.........      1,000,000
   1,500,000 Banco Espirito Santo, 5.875%, 10/04/96.........      1,500,000
   1,000,000 Banco Espirito Santo, 5.875%, 10/26/96.........      1,000,000
                                                               ------------
             TOTAL TIME DEPOSITS
             (Cost $5,500,000)..............................      5,500,000
                                                               ------------
             TOTAL INVESTMENTS--(Cost $156,697,101) (b)--
             99.86%.........................................    156,697,101
             Cash, receivables, and other assets less
             liabilities--.14%..............................        219,223
                                                               ------------
             NET ASSETS--100%                                  $156,916,324
                                                               ------------

LOC Letter of credit.
(a) The rate stated is the rate in effect on December 31, 1995.
(b) The cost stated also represents the aggregate cost for Federal income tax purposes.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Statement of
------     Assets                               Statement of Operations
       and Liabilities

      DECEMBER 31, 1995
                                                   FOR THE YEAR ENDED
                                                   DECEMBER 31, 1995

--------------------------------------------------------------------------------

ASSETS:
 Investments at value (Note 2A) (Identified cost $156,697,101).... $156,697,101
 Cash.............................................................       23,924
 Interest receivable..............................................      187,353
 Deferred organization costs and other assets (Note 2E)...........      173,612
                                                                   ------------
  TOTAL ASSETS....................................................  157,081,990
                                                                   ------------
LIABILITIES:
 Payables:
  Advisory Fee (Note 3)...........................................       68,794
  Distribution Fees (Note 3)......................................       45,403
 Accrued expenses.................................................       51,469
                                                                   ------------
  TOTAL LIABILITIES...............................................      165,666
                                                                   ------------
NET ASSETS:
 (applicable to 156,926,891 shares issued and outstanding; 1 billion shares of $.001 par value authorized)................... $156,916,324
                                                                   ------------
 Net asset value, offering price and repurchase price per share
  ($156,916,324/156,926,891 shares)............................... $       1.00
                                                                   ------------
SOURCES OF NET ASSETS:
 Capital stock at par............................................. $    156,927
 Capital surplus..................................................  156,769,964
 Accumulated net realized loss on investments.....................      (10,567)
                                                                   ------------
NET ASSETS........................................................ $156,916,324
                                                                   ------------

INVESTMENT INCOME:
 Interest........................................................... $7,164,615
                                                                     ----------
EXPENSES:
 Advisory (Note 3)..................................................    293,625
 Administration and accounting (Note 3).............................    113,145
 Custodian (Note 3).................................................     24,677
 Transfer agent.....................................................     31,113
 Audit..............................................................     18,286
 Cash management....................................................     15,438
 Distribution (Note 3)..............................................    411,007
 Directors (Note 4).................................................     12,001
 Reports to shareholders............................................     30,584
 Registration and filing............................................     89,079
 Organization.......................................................     36,463
 Legal..............................................................     15,466
 Other..............................................................      5,267
                                                                     ----------
  TOTAL EXPENSES....................................................  1,096,151
 Fees waived by adviser.............................................    (97,991)
                                                                     ----------
  NET EXPENSES......................................................    998,160
                                                                     ----------
  NET INVESTMENT INCOME.............................................  6,166,455
 Net realized gain on investments...................................        202
                                                                     ----------
 Net increase in net assets resulting from operations............... $6,166,657
                                                                     ----------



See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     Statements of Changes in Net Assets


--------------------------------------------------------------------------------

                                                       FOR THE       FOR THE
                                                         YEAR          YEAR
                                                        ENDED         ENDED
                                                     DECEMBER 31,  DECEMBER 31,
                                                         1995          1994
                                                     ------------  ------------
OPERATIONS:
 Net investment income.............................  $  6,166,455  $ 2,561,432
 Net realized gain (loss) on investments...........           202      (10,769)
                                                     ------------  -----------
  Net increase in net assets resulting from
   operations......................................     6,166,657    2,550,663
                                                     ------------  -----------
DIVIDENDS TO SHAREHOLDERS:
 Dividends from net investment income..............    (6,166,455)  (2,561,432)
                                                     ------------  -----------
CAPITAL STOCK TRANSACTIONS:
 Proceeds from capital stock sold..................   193,059,843  130,476,828
 Proceeds from shares issued on reinvestment of
  dividends........................................     6,166,058    2,561,221
 Cost of capital stock repurchased.................  (131,842,597) (98,079,910)
                                                     ------------  -----------
  Increase in net assets resulting from capital
   stock transactions..............................    67,383,304   34,958,139
                                                     ------------  -----------
   INCREASE IN NET ASSETS..........................    67,383,506   34,947,370
NET ASSETS:
 Beginning of year.................................    89,532,818   54,585,448
                                                     ------------  -----------
 End of year.......................................  $156,916,324  $89,532,818
                                                     ------------  -----------
CHANGE IN CAPITAL STOCK OUTSTANDING:
 Shares sold.......................................   193,059,843  130,476,828
 Shares issued on reinvestment of dividends........     6,166,058    2,561,221
 Shares repurchased................................  (131,842,597) (98,079,910)
                                                     ------------  -----------
  Net increase.....................................    67,383,304   34,958,139
 Shares outstanding, beginning of year.............    89,543,587   54,585,448
                                                     ------------  -----------
 Shares outstanding, end of year...................   156,926,891   89,543,587
                                                     ------------  -----------

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     Financial Highlights


--------------------------------------------------------------------------------

                                                                      FOR THE
                                                                       PERIOD
                                            FOR THE      FOR THE      JULY 21,
                                              YEAR         YEAR        1993*
                                             ENDED        ENDED       THROUGH
                                          DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                              1995         1994         1993
                                          ------------ ------------ ------------
PER SHARE DATA:
Net asset value at beginning of period...   $  1.000     $ 1.000      $ 1.000
                                            --------     -------      -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income....................      0.053       0.036        0.011
                                            --------     -------      -------
DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income.....     (0.053)     (0.036)      (0.011)
                                            --------     -------      -------
Net asset value at end of period.........   $  1.000     $ 1.000      $ 1.000
                                            --------     -------      -------
TOTAL RETURN:............................       5.40%       3.62%        2.46%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's
 omitted) ...............................   $156,916     $89,533      $54,585
Ratio to average net assets of:
 Expenses, net of waiver from General
  American Investment Management Company.       0.85%       0.85%        0.85%**
 Expenses, prior to waiver from General
  American Investment Management Company.       0.93%       1.05%        1.07%**
 Net investment income, net of waiver
  from General American Investment
  Management Company.....................       5.25%       3.64%        2.46%**

*  Commencement of investment operations.
** Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     Notes to Financial Statements

1. ORGANIZATION AND BUSINESS

The Walnut Street Funds, Inc. (the "Company") was organized as a Maryland Cor-poration on January 22, 1993 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company currently consists of one series. The Walnut Street Prime Reserve Fund (the "Fund") com-menced investment operations on July 21, 1993.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES
(A) SECURITY VALUATIONS

Securities are valued at amortized cost which approximates market value. This method values a security at its cost at the time of purchase and thereafter as-sumes a constant rate of accretion or amortization to maturity of any discount or premium.

(B) FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute income to share-holders within the allowable time limits. Therefore, no federal income tax pro-vision is required.

At December 31, 1995, the Portfolio had a capital loss carryover of approxi-mately $10,600 which is available to offset future net realized gains on secu-rities transactions. Such capital loss carryover will expire in fiscal year 2002.

(C) DIVIDENDS TO SHAREHOLDERS

Net investment income is declared daily and paid monthly.

Income and capital gains distributions, if any, are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally ac-cepted accounting principles.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date and interest income is ac-crued daily. Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities.

(E) ORGANIZATION COSTS

Costs incurred in connection with the organization and initial registration of the Fund are being amortized over the period of benefit not to exceed 60 months from the date upon which the Fund commenced investment operations.

If any or all of the shares representing initial capital of the Fund are re-deemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational expense balance in the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     Notes to Financial Statements (continued)

same proportion as the number of such shares redeemed bears to the number of initial shares outstanding immediately before the redemption.

3. ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

General American Investment Management Company acts as the Fund's investment adviser (the "Adviser"). The Adviser manages the investments of the Fund and is responsible for all purchases and sales of the Fund's portfolio securities.

As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a Management Fee, accrued daily and payable monthly, that is equal, on an annual basis, to .25% of the Fund's average daily net as-sets on the first $250,000,000 of the Fund's net assets, .24% of the Fund's av-erage daily net assets in excess of $250,000,000 up to $500,000,000, .23% of the Fund's average daily net assets in excess of $500,000,000 up to $750,000,000, .22% of the Fund's average daily net assets in excess of $750,000,000 up to $1,000,000,000, and .21% of the Fund's average daily net as-sets in excess of $1,000,000,000.

The Adviser has voluntarily agreed to assume/waive expenses for the Fund to the extent that expenses exceed .85% of the average daily net assets of the Fund. For the year ended December 31, 1995, the Adviser waived $97,991.

The Bank of New York acts as the Fund's administrator (the "Administrator") and will assist in supervising the operations of the Fund. The Bank of New York also serves as the Fund's custodian and fund accounting agent.

The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Fund, including, among other things, monitoring the custodian, fund accounting, and administrative services.

The Administrator's fee is accrued daily and is payable monthly at the rate of
 .10% of the Fund's average net assets up to $100,000,000, .07% of the next $400,000,000 of average net assets, and .03% of average net assets in excess of $500,000,000, with a minimum fee of $6,000 per month.

The exclusive distributor of the Fund's shares is Walnut Street Securities, Inc. (the "Distributor"), a registered broker dealer that is a wholly-owned subsidiary of the Adviser.

The Fund has adopted a distribution plan ("12b-1 Plan") pursuant to which the Distributor may be reimbursed for expenses incurred during the year in connec-tion with the distribution of Fund shares. The aggregate annual amount payable by the Fund as provided in the 12b-1 Plan may not exceed .35% of the Fund's av-erage daily net assets.

4. DIRECTORS' FEES

Unaffiliated directors are paid $500 for each board meeting attended, plus re-imbursement for travel and out-of-pocket expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------
     Independent Auditors' Report

To the Shareholders and Board of Directors of Walnut Street Prime Reserve Fund:

  We have audited the accompanying statement of assets and liabilities, includ-ing the schedule of investments, of the Walnut Street Prime Reserve Fund as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period from July 21, 1993 (com-mencement of investment operations) through December 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's man-agement. Our responsibility is to express an opinion on these financial state-ments and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of De-cember 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by man-agement, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above presents fairly, in all material respects, the financial position of the Walnut Street Prime Reserve Fund as of December 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                        KPMG PEAT MARWICK LLP

New York, New York
February 9, 1996

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                                       9

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
DIRECTORS AND OFFICERS
  RENE C. LORIO, PRESIDENT
  RICHARD A. LIDDY, DIRECTOR
  THEODORE M. ARMSTRONG, DIRECTOR
  HARRY E. RICH, DIRECTOR
  ALAN C. HENDERSON, DIRECTOR
  E. THOMAS HUGHES, TREASURER
  DON P. WULLER, ASSISTANT TREASURER
  MATTHEW P. MCCAULEY, SECRETARY
INVESTMENT ADVISER
  GENERAL AMERICAN INVESTMENT MANAGEMENT CO.
ADMINISTRATOR
  THE BANK OF NEW YORK
DISTRIBUTOR
  WALNUT STREET SECURITIES, INC.
TRANSFER AGENT
  DST SYSTEMS, INC.
CUSTODIAN
  THE BANK OF NEW YORK
INDEPENDENT AUDITORS
  KPMG PEAT MARWICK LLP
LEGAL COUNSEL
  HUSCH & EPPENBERGER




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



            THE WALNUT STREET FUNDS PRIME RESERVE MONEY MARKET FUND


                                     [ART]


                        Annual Report December 31, 1995


                                    Adviser
                 General American Investment Management Company

                                  Distributor
                         Walnut Street Securities, Inc.


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     Table of Contents

SCHEDULE OF INVESTMENTS.................................................. Page 1
STATEMENT OF ASSETS AND LIABILITIES......................................      4
STATEMENT OF OPERATIONS..................................................      4
STATEMENTS OF CHANGES IN NET ASSETS......................................      5
FINANCIAL HIGHLIGHTS.....................................................      6
NOTES TO FINANCIAL STATEMENTS............................................      7
INDEPENDENT AUDITORS' REPORT.............................................      9
DIRECTORS AND OFFICERS...................................................     10

This report is not authorized for distribution to prospective investors unless accompanied by a current prospectus for the Walnut Street Prime Reserve Fund. Please read the prospectus carefully before sending money.